NXJ
Nuveen New Jersey Quality Muncipal Income Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.4% (99.8% of Total Investments)
	MUNICIPAL BONDS – 148.4% (99.8% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$2,305	5.000%, 1/01/32	12/20 at 100.00	Caa3	$1,456,276
1,485	5.125%, 1/01/37	12/20 at 100.00	Caa3	856,192
3,790	Total Consumer Discretionary			2,312,468
	Consumer Staples – 4.9% (3.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,595	4.000%, 6/01/37	6/28 at 100.00	A-	9,933,241
965	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,147,144
11,680	5.250%, 6/01/46	6/28 at 100.00	BBB+	14,096,358
6,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	7,984,954
28,170	Total Consumer Staples			33,161,697
	Education and Civic Organizations – 18.6% (12.5% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	1,942,530
1,000	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50	1/28 at 100.00	BBB-	1,138,570
175	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	182,949
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,379,881
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
500	5.000%, 6/01/32	12/27 at 100.00	A	603,735
820	3.000%, 6/01/32	12/27 at 100.00	A	855,399
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, Formerly Tender Option Bond Trust 3359, 17.903%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	3,630,822
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,187,934
5,950	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	6,566,717

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
$2,395	5.000%, 7/01/31	7/25 at 100.00	A+	$2,764,022
1,600	5.000%, 7/01/33	7/25 at 100.00	A+	1,835,296
1,000	5.000%, 7/01/34	7/25 at 100.00	A+	1,145,390
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0099, 13.279%, 7/01/39, 144A (IF)	7/21 at 100.00	AAA	4,665,154
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0149, 13.547%, 7/01/44, 144A (IF) (4)	7/24 at 100.00	AAA	5,658,440
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	579,139
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,102,605
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,150	5.000%, 7/01/32	7/21 at 100.00	BB+	1,154,784
740	5.000%, 7/01/37	7/21 at 100.00	BB+	741,946
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
330	3.750%, 7/01/37	7/27 at 100.00	BB+	292,763
3,830	4.000%, 7/01/42	7/27 at 100.00	BB+	3,392,576
4,205	5.000%, 7/01/47	7/27 at 100.00	BB+	4,244,737
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	BBB+	1,323,912
775	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D, 3.500%, 7/01/44	7/27 at 100.00	BBB+	787,013
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
685	5.000%, 7/01/38	7/23 at 100.00	BBB+	727,038
1,935	5.000%, 7/01/43	7/23 at 100.00	BBB+	2,049,552
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/46	7/26 at 100.00	BBB+	1,871,441
860	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	938,140
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
1,060	5.000%, 7/01/37	7/27 at 100.00	BBB+	1,239,363
2,500	5.000%, 7/01/42	7/27 at 100.00	BBB+	2,893,350
3,160	5.000%, 7/01/47	7/27 at 100.00	BBB+	3,612,765
1,050	4.000%, 7/01/47	7/27 at 100.00	BBB+	1,120,969
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	983,463

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C, 5.000%, 7/01/40	7/25 at 100.00	A3	$5,067,391
	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B:
2,000	5.000%, 7/01/42 – AGM Insured	7/27 at 100.00	AA	2,351,940
2,420	5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	2,824,019
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
2,500	3.750%, 12/01/30 (AMT)	6/28 at 100.00	Aaa	2,686,525
2,560	4.000%, 12/01/32 (AMT)	6/28 at 100.00	Aaa	2,780,621
2,000	4.000%, 12/01/33 (AMT)	6/28 at 100.00	Aaa	2,163,360
2,135	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	2,296,214
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
5,695	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	5,887,377
1,320	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	1,381,578
1,880	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	1,909,873
740	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT)	12/28 at 100.00	Aa1	762,082
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	960,912
660	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (AMT)	12/21 at 100.00	Aaa	691,634
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
1,725	4.250%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	1,813,458
565	4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	593,357
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	535,635
570	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 3.750%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	589,374
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
4,285	4.000%, 12/01/28 (AMT)	12/24 at 100.00	Aaa	4,570,809
2,210	4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,342,600
7,070	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	7,542,912
4,795	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	4,876,659

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151:
$536	11.712%, 12/01/23 (AMT), 144A (IF)	12/22 at 100.00	AA	$608,494
480	11.857%, 12/01/24 (AMT), 144A (IF)	12/22 at 100.00	AA	543,998
325	12.217%, 12/01/25 (AMT), 144A (IF)	12/22 at 100.00	AA	370,214
100	12.130%, 12/01/26 (AMT), 144A (IF)	12/22 at 100.00	AA	112,917
1,385	13.687%, 12/01/27 (AMT), 144A (IF)	12/22 at 100.00	AA	1,699,797
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	2,628,647
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, Formerly Tender Option Bond Trust 3339, 18.063%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	Aa3	3,171,672
115,586	Total Education and Civic Organizations			127,376,464
	Financials – 0.5% (0.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
2,000	5.750%, 10/01/21	No Opt. Call	Ba2	2,026,580
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,643,745
3,500	Total Financials			3,670,325
	Health Care – 20.7% (13.9% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	196,156
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	246,303
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,472,724
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,540,009
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,535,148
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,751,725
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,338,072
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,096,510
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,136,479
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	6,566,101
225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	12/20 at 100.00	AA-	225,734
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,046,760
3,425	6.250%, 7/01/35	7/21 at 100.00	BB+	3,506,241

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,550	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	12/20 at 100.00	BB+	$3,561,680
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	1,226,616
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	2,834,237
11,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	12,253,120
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700	5.000%, 7/01/28	7/27 at 100.00	AA-	875,245
4,140	5.000%, 7/01/57	7/27 at 100.00	AA-	4,864,831
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,278,954
1,310	4.000%, 7/01/45	7/24 at 100.00	A+	1,377,779
12,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	14,433,858
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	AA-	3,218,610
3,000	5.000%, 7/01/26	7/22 at 100.00	AA-	3,213,390
2,500	5.000%, 7/01/27	7/22 at 100.00	AA-	2,671,850
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,588,214
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	AA	999,992
1,055	5.000%, 7/01/33	7/26 at 100.00	AA	1,266,791
1,370	5.000%, 7/01/34	7/26 at 100.00	AA	1,642,164
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	AA-	4,745,487
5,955	5.000%, 7/01/43	7/24 at 100.00	AA-	6,640,956
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	4,335,318
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	915,486

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
$1,600	3.000%, 7/01/32	7/26 at 100.00	BBB-	$1,645,184
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,233,143
1,600	5.000%, 7/01/35	7/26 at 100.00	BBB-	1,831,856
2,700	5.000%, 7/01/36	7/26 at 100.00	BBB-	3,084,156
3,095	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,504,221
5,600	4.000%, 7/01/48	7/26 at 100.00	BBB-	5,917,576
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	2,459,131
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,484,675
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,378,223
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
2,055	4.000%, 7/01/44	7/29 at 100.00	A+	2,346,872
7,990	3.000%, 7/01/49	7/29 at 100.00	A+	8,291,143
128,365	Total Health Care			141,778,720
	Housing/Multifamily – 3.2% (2.1% of Total Investments)
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	B	1,719,282
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	Ba3	1,784,708
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB-	5,613,178
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,165	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	2,262,490
1,235	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,290,242
1,235	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,287,648
4,320	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	4,584,859
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
1,125	3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	1,242,405
1,750	4.250%, 11/01/37 (AMT)	5/26 at 100.00	AA-	1,934,607
21,650	Total Housing/Multifamily			21,719,419

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 9.0% (6.1% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A:
$7,130	4.450%, 10/01/25	4/21 at 100.00	Aa2	$7,228,893
5,445	4.650%, 10/01/29	4/21 at 100.00	Aa2	5,524,116
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
6,360	3.600%, 4/01/33	10/27 at 100.00	AA	7,075,564
3,950	3.750%, 10/01/35	10/27 at 100.00	AA	4,433,322
3,405	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	3,781,321
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C:
5,260	3.500%, 10/01/34 (UB) (4)	4/28 at 100.00	AA	5,854,853
5,255	3.850%, 10/01/39 (UB) (4)	4/28 at 100.00	AA	5,826,219
3,590	3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	3,957,831
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E:
6,000	2.050%, 10/01/35	4/29 at 100.00	AA	6,075,660
7,790	2.250%, 10/01/40	4/29 at 100.00	AA	7,886,206
4,000	2.400%, 10/01/45	4/29 at 100.00	AA	4,039,760
58,185	Total Housing/Single Family			61,683,745
	Long-Term Care – 1.7% (1.2% of Total Investments)
1,110	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	1,088,133
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	5,193,400
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	1,507,008
2,755	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	2,680,946
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	1,341,786
11,725	Total Long-Term Care			11,811,273
	Tax Obligation/General – 9.7% (6.5% of Total Investments)
2,000	Berkeley Heights Township, Union County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2020, 0.500%, 3/09/21	1/21 at 100.00	N/R	2,000,380
440	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2018, 3.125%, 1/15/32 – BAM Insured	1/28 at 100.00	AA	494,591
2,920	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	3,406,005

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	$4,579,234
680	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	741,894
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
1,340	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	1,489,638
1,110	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	1,235,963
1,255	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	1,397,970
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
375	3.250%, 8/01/34	8/25 at 100.00	AA	402,874
1,040	5.000%, 8/01/42	8/25 at 100.00	AA	1,224,766
	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A:
1,000	5.000%, 11/01/29	11/27 at 100.00	AA-	1,264,020
515	5.000%, 11/01/31	11/27 at 100.00	AA-	645,692
440	5.000%, 11/01/33	11/27 at 100.00	AA-	546,951
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA-	1,116,500
2,000	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21	No Opt. Call	N/R	2,018,880
3,825	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020A, 2.000%, 7/12/21	No Opt. Call	N/R	3,867,228
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	864,036
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	495,058
610	5.000%, 9/01/29	9/22 at 100.00	A+	648,558
300	5.000%, 9/01/31	9/22 at 100.00	A+	318,048
250	3.625%, 9/01/34	9/22 at 100.00	A+	257,190
2,190	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	2,492,767
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
1,000	3.000%, 6/01/32	No Opt. Call	A3	1,117,750
3,045	4.000%, 6/01/32	No Opt. Call	A3	3,735,149
3,040	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	3,041,915
2,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	2,058,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020:
$500	4.000%, 1/15/23	No Opt. Call	AA-	$538,580
400	4.000%, 1/15/25	No Opt. Call	AA-	458,904
500	4.000%, 1/15/26	No Opt. Call	AA-	589,060
3,975	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2019-XG0221, 17.710%, 3/01/34, 144A (IF) (4)	No Opt. Call	AA+	9,239,132
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	5,393,913
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,573,172
2,000	Union County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 6/18/21	No Opt. Call	N/R	2,041,660
2,170	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	2,418,335
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,926,216
56,590	Total Tax Obligation/General			66,640,949
	Tax Obligation/Limited – 35.9% (24.2% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	4,808,142
1,000	Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds, Boro Ridgefield Project, County Guaranteed Series 2020, 4.000%, 10/15/42	10/30 at 100.00	Aaa	1,212,080
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	2,835,930
2,230	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,810,090
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	BB	5,182,477
3,020	5.125%, 1/01/42	1/22 at 100.00	BB	3,115,976
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	BB	516,955
2,000	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020, 4.000%, 10/01/51	10/30 at 100.00	AA	2,364,680
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	12,233,846
3,700	5.250%, 5/01/51	5/26 at 100.00	AA	4,425,681

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$310	5.000%, 6/15/21	No Opt. Call	BBB	$313,534
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB	6,581,888
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB	3,573,542
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB	8,123,047
415	5.000%, 6/15/29	6/22 at 100.00	BBB	423,329
5,495	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	Baa1	6,137,146
5,495	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	5,553,302
6,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	Baa1	7,006,620
6,385	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/27	6/24 at 100.00	Baa1	7,138,941
11,345	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	Baa1	12,700,160
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	Baa1	5,615,900
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,313,015
655	5.000%, 6/15/30	6/26 at 100.00	A+	757,979
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	Baa1	25,263,386
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	Baa1	8,894,124
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	28,855,179
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	29,140,031
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	3,743,786
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	Baa1	8,018,990
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
460	5.500%, 6/15/31	6/21 at 100.00	Baa1	471,160
4,650	5.250%, 6/15/36	6/21 at 100.00	Baa1	4,752,579
1,005	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	1,052,275
45	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	48,079

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
$1,150	5.000%, 12/15/35	12/28 at 100.00	Baa1	$1,361,175
440	5.000%, 12/15/36	12/28 at 100.00	Baa1	518,100
4,950	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	Baa1	5,403,173
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
4,490	3.500%, 6/15/46	12/28 at 100.00	Baa1	4,491,347
2,900	4.000%, 6/15/50	12/28 at 100.00	Baa1	3,085,687
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	4,175,787
4,005	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa1	4,104,324
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	24.730%, 5/01/28, 144A (IF) (4)	No Opt. Call	N/R	782,117
285	24.815%, 5/01/29, 144A (IF) (4)	No Opt. Call	N/R	834,471
200	24.815%, 5/01/30, 144A (IF) (4)	No Opt. Call	N/R	618,850
370	24.553%, 5/01/31, 144A (IF) (4)	No Opt. Call	N/R	1,199,459
385	24.689%, 5/01/32, 144A (IF) (4)	No Opt. Call	N/R	1,312,180
400	24.694%, 5/01/33, 144A (IF) (4)	No Opt. Call	N/R	1,421,076
415	24.815%, 5/01/34, 144A (IF) (4)	No Opt. Call	N/R	1,545,912
254,770	Total Tax Obligation/Limited			245,837,507
	Transportation – 27.4% (18.4% of Total Investments)
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	2,562,120
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,419,681
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,304,950
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,555,664
2,580	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	2,947,340
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,108,950
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	3,121,176
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
2,005	5.000%, 7/01/28	No Opt. Call	A1	2,631,402
1,520	5.000%, 7/01/29	No Opt. Call	A1	2,038,259

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
$2,820	5.000%, 7/01/42	7/27 at 100.00	A1	$3,451,962
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	12,401,576
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/28	No Opt. Call	A1	1,378,041
1,350	5.000%, 7/01/29	No Opt. Call	A1	1,810,296
950	5.000%, 7/01/30	7/29 at 100.00	A1	1,266,360
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	7,826,297
2,325	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	2,905,297
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A	1,927,980
1,635	5.000%, 1/01/25	1/23 at 100.00	A	1,747,864
1,875	5.000%, 1/01/26	1/23 at 100.00	A	2,000,963
3,525	5.000%, 1/01/27	1/23 at 100.00	A	3,750,953
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB+	6,143,052
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
775	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	812,347
1,800	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,888,200
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,388,578
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
5,660	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	6,287,751
7,440	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	8,117,189
5,750	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/21	No Opt. Call	A	5,945,730
6,570	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	7,473,441
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	4,086,411
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,295,284
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.257%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	AA+	4,609,260
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	12/20 at 100.00	A2	2,760,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	$8,002,633
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (AMT)	1/23 at 100.00	Aa3	5,248,050
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000	4.000%, 11/01/41 (AMT) (UB) (4)	11/29 at 100.00	AA-	9,204,800
4,000	4.000%, 11/01/47 (AMT) (UB) (4)	11/29 at 100.00	AA-	4,544,880
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fourteen Series 2019:
4,500	4.000%, 9/01/38 (AMT) (UB) (4)	9/29 at 100.00	AA-	5,209,560
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	AA-	2,888,125
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
8,525	5.750%, 12/01/22 – NPFG Insured (AMT)	12/20 at 100.00	Baa1	8,580,327
12,130	5.750%, 12/01/25 – NPFG Insured (AMT)	12/20 at 100.00	Baa1	12,208,724
1,040	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	BBB+	1,280,302
167,665	Total Transportation			187,132,005
	U.S. Guaranteed – 9.3% (6.2% of Total Investments) (5)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 (Pre-refunded 9/01/24) – AGM Insured	9/24 at 100.00	AA	2,619,848
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
2,150	5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	2,311,702
650	4.000%, 7/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	688,636
625	4.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	662,150
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	27,564
655	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	801,962
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
2,475	5.000%, 7/01/38 (Pre-refunded 7/01/23)	7/23 at 100.00	A	2,773,114
3,250	5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A	3,641,462
70	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Refunding Series 2012A-R, 4.000%, 9/01/21 (ETM)	No Opt. Call	N/R	71,980
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	30,665

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
$4,165	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	$4,694,830
3,375	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,628,834
1,500	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,612,815
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	620,834
2,570	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	2,899,602
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	309,378
1,285	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,458,064
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	7,909,457
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
175	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	188,017
400	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	430,084
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,655,982
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
80	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	82,498
1,015	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	1,043,978
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
315	5.000%, 6/15/37 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	323,149
130	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	133,363
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
1,455	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,559,818
2,365	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	2,533,506
225	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	241,209
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.010%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2	15,630,754
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 2/15/34 (Pre-refunded 2/15/25)	2/25 at 100.00	AA	1,197,530
1,395	5.000%, 2/15/35 (Pre-refunded 2/15/25)	2/25 at 100.00	AA	1,670,554
59,500	Total U.S. Guaranteed			63,453,339
	Utilities – 6.9% (4.6% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	1,533,269

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
$1,000	4.750%, 6/15/32 (AMT)	6/22 at 100.00	Baa2	$1,048,830
1,225	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,286,226
1,950	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	1,991,008
15,670	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	16,214,376
2,355	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	2,641,486
3,505	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (AMT) (Mandatory Put 6/01/23)	No Opt. Call	A+	3,555,998
2,700	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	3,846,933
1,825	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	1,913,421
13,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29	No Opt. Call	A	13,325,520
44,740	Total Utilities			47,357,067
	Water and Sewer – 0.3% (0.2% of Total Investments)
	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A:
65	3.250%, 9/01/31	No Opt. Call	N/R	66,440
1,585	3.250%, 9/01/31	No Opt. Call	N/R	1,621,312
1,650	Total Water and Sewer			1,687,752
$955,886	Total Long-Term Investments (cost $924,658,844)			1,015,622,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)
	Health Care – 0.2% (0.2% of Total Investments)
$1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Variable Rate Demand Obligations, Series 2009B, 0.120%, 7/01/43 (Mandatory Put 11/27/20) (6)	11/20 at 100.00	F1+	$1,100,000

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2017-ZM0546, 0.260%, 7/01/25 (Mandatory Put 12/07/20), 144A (6)	No Opt. Call	F1+	$600,000
$1,700	Total Short-Term Investments (cost $1,700,000)			1,700,000
	Total Investments (cost $926,358,844) – 148.6%			1,017,322,730
	Floating Rate Obligations – (5.1)%			(34,780,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (45.7)% (7)			(312,545,930)
	Other Assets Less Liabilities – 2.2%			14,503,497
	Net Asset Applicable to Common Shares – 100%			$684,500,297
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,015,622,730	$ —	$1,015,622,730
Short-Term Investments:
Municipal Bonds	—	1,700,000	—	1,700,000
Total	$ —	$1,017,322,730	$ —	$1,017,322,730

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.